Acquisitions Acquisitions (Tables)	3 Months Ended
Mar. 31, 2013
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Consolidated Information [Table Text Block]
The following table presents unaudited pro forma consolidated information of the Partnership, adjusted for the acquisition of the Chatom system, as if the acquisition had occurred on January 1, 2011:

(unaudited, in thousands)	Three months ended March 31, 2012
Revenue	$66,517
Net income (loss)	$2,546
Limited partners’ net income (loss) per unit	$0.26

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table presents the fair value of consideration transferred to acquire the Chatom system and the amounts of identified assets acquired and liabilities assumed at the acquisition date, as well as the fair value of the 12.6% noncontrolling interest in the Chatom system at the acquisition date:

(in thousands)
Cash	$51,377
Recognized amounts of identifiable assets acquired and liabilities assumed:
Unbilled revenue	$4,535
Property, plant and equipment	58,279
Asset retirement cost	452
Accounts payable	(399)
Accrued gas purchases	(3,631)
Asset retirement obligations	(452)
Noncontrolling interest	(7,407)
Total identifiable net assets	$51,377